Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1.	Description of the Plan
The following brief description of the Somerset Regal Bank 401(k) Retirement Plan (the Plan) is provided for general information purposes only. Participants should refer to the plan document for a more complete description of the Plan’s provisions.
General
The Plan, which was established by Somerset Regal Bank (the Bank, formerly known as Somerset Savings Bank, SLA), on January 1, 1984, is a voluntary defined contribution plan which covers all eligible employees who have elected to participate. Employees are eligible to participate in the plan effective as of the first day of the month following their attainment of age 21 and six months of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Plan’s 401(k) Committee is responsible for oversight of the Plan. This committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Bank.
Contributions
Each year, active participants may make voluntary contributions in an amount equal to not less than 2% of the participant’s eligible compensation during a plan year, as defined in the plan document, up to the maximum limits of the Internal Revenue Code (IRC). The Plan includes an automatic enrollment provision whereby all newly eligible employees are automatically enrolled at 3% unless an election is made otherwise. The Plan also includes an automatic escalation feature. Salary deferral contributions will be automatically increased by 1% on January 1 of each year until they reach a
10
% salary deferral contribution rate, unless an election is made otherwise. Such contributions may not exceed $23,500 during calendar year ended December 31, 2025. Employees 50 years of age or older who have deferred the maximum amount of $23,500, may make additional catch-up
contributions, not to exceed $7,500 for the year ended December 31, 2025. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). The Bank contributes 3% of eligible compensation as a safe harbor contribution.
Participant Accounts
Each participant’s account is credited with the participant’s contribution and allocations of (a) the Bank’s safe harbor contribution and (b) the Plan’s earnings, and charged with an allocation of administrative expenses paid by the Plan. Allocations are based on participant earnings or account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are vested immediately in their contributions and the Bank’s contributions plus actual earnings thereon regardless of periods of service.
Notes Receivable From Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum amount equal to the lesser of $50,000 reduced by the highest outstanding loan balance during the one-year
period ending on the day before the date the loan is granted, or 50% of the amount to which the participant would be vested under this Plan had the participant’s employment with the Bank been terminated on the date the loan is granted. The loans are secured by the balance in the participant’s account and bear interest at rates that range from 4.25% to 9.75% at December 31, 2025 and from 4.25% to 10.00% at December 31, 2024, which are commensurate with local prevailing rates as determined by the plan administrator. Interest on the loan will be based on the rates available for similar loans from commercial lending institutions. Principal and interest is paid ratably through bi-weekly
payroll deductions. The loan and accrued interest shall be repaid over a term of not more than five years, unless the purpose of the loan is for the purchase of a primary residence. In such case, the loan term may exceed five years. Loan transactions are treated as transfers between investment funds and notes receivable from participants.

Payment of Benefits
On termination of service, due to death, disability, retirement or other reasons, participants may request payment of their vested account in a lump sum or may defer payment until reaching age 70
1
⁄
2
. Effective January 1, 2025, the age requirement for a lump sum payment request had been increased from 70
1
⁄
2
to 72 years. In addition, participants may withdraw part of their vested interest in their elective contribution accounts at age 59
1
⁄
2
. Distributions may be made either in cash, subject to applicable income tax withholding requirements, or rolled over to another qualified plan
or individual retirement account. In addition, the Plan allows for hardship distributions if certain criteria are met.